SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

As a part of the ATM Program, the Company sold a total of 1,819,914 shares of its common stock pursuant to the Sales Agreement at an average price of $3.88 for aggregate net proceeds of approximately $6.7 million as of March 15, 2024.